EMPLOYEE RETIREMENT AND POST-RETIREMENT BENEFIT PLANS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2014	Dec. 28, 2012	Dec. 30, 2011
Deferred compensation plans
Accrued benefit amounts for deferred compensation plans	$ 22.6	$ 23.2
Multiemployer pension plans [Abstract]
Contributions to multiemployer pension plans	49.7	48.2	40.7
Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued benefit liability included in other long-term liabilities	285.7	300.9
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	(5.5)	(45.6)	(80.9)
Amortization or curtailment recognition of prior service credit	(19.0)	(7.4)	(4.1)
Assumed blended health care cost trend rates at year-end:
Health care cost trend rate assumed for next year		7.94%
Domestic Defined Contribution Plan [Member]
Change in plan assets:
Employer contributions	90.4	91.0	48.1
Other defined benefit plans disclosures (Textuals) [Abstract]
Cash contributions	90.4	91.0	48.1
Foreign Defined Contribution Plan [Member]
Change in plan assets:
Employer contributions	45.6	35.9	20.2
Other defined benefit plans disclosures (Textuals) [Abstract]
Cash contributions	45.6	35.9	20.2
Global equity funds [Member]
Change in plan assets:
Fair value of plan assets at end of year	82.4	72.2
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	82.4	72.2
Significant Other Observable Inputs (Level 2) | Global equity funds [Member]
Change in plan assets:
Fair value of plan assets at end of year	82.4	72.2
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	82.4	72.2
Significant Unobservable Inputs (Level 3)
Change in plan assets:
Fair value of plan assets at beginning of year	74.1	47.9
Realized gains (losses)	0.1
Unrealized gains (losses)	6.3	4.4
Purchases, sales, issuances and settlements, net	8.2	21.8
Fair value of plan assets at end of year	88.7	74.1
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	88.7	74.1
Significant Unobservable Inputs (Level 3) | Fixed income securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	9.9
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	9.9
Significant Unobservable Inputs (Level 3) | International property fund [Member]
Change in plan assets:
Fair value of plan assets at end of year	78.8	74.1
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	78.8	74.1
Pension Plans, Defined Benefit [Member]
Change in plan assets:
Fair value of plan assets at end of year	697.7	645.0
Net periodic pension costs:
Amortization of prior service costs		0.2
Recognized actuarial loss		(8.9)
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	697.7	645.0
Pension Plans, Defined Benefit [Member] | Minimum [Member]
Other defined benefit plans disclosures (Textuals) [Abstract]
Estimated future employer contributions in current fiscal year	45
Pension Plans, Defined Benefit [Member] | Maximum [Member]
Other defined benefit plans disclosures (Textuals) [Abstract]
Estimated future employer contributions in current fiscal year	50
Pension Plans, Defined Benefit [Member] | Cash and cash equivalents [Member]
Change in plan assets:
Fair value of plan assets at end of year	15.7	21.0
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	15.7	21.0
Pension Plans, Defined Benefit [Member] | US equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	78.1	74.4
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	78.1	74.4
Pension Plans, Defined Benefit [Member] | International equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	95.6	94.6
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	95.6	94.6
Pension Plans, Defined Benefit [Member] | Fixed income securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	304.4	264.9
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	304.4	264.9
Pension Plans, Defined Benefit [Member] | International property fund [Member]
Change in plan assets:
Fair value of plan assets at end of year	121.5	117.9
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	121.5	117.9
Pension Plans, Defined Benefit [Member] | Quoted Prices in Active Markets (Level 1)
Change in plan assets:
Fair value of plan assets at end of year	5.1	8.0
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	5.1	8.0
Pension Plans, Defined Benefit [Member] | Quoted Prices in Active Markets (Level 1) | Cash and cash equivalents [Member]
Change in plan assets:
Fair value of plan assets at end of year	5.1	8.0
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	5.1	8.0
Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2)
Change in plan assets:
Fair value of plan assets at end of year	603.9	562.9
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	603.9	562.9
Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) | Cash and cash equivalents [Member]
Change in plan assets:
Fair value of plan assets at end of year	10.6	13.0
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	10.6	13.0
Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) | US equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	78.1	74.4
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	78.1	74.4
Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) | International equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	95.6	94.6
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	95.6	94.6
Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) | Fixed income securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	294.5	264.9
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	294.5	264.9
Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) | International property fund [Member]
Change in plan assets:
Fair value of plan assets at end of year	42.7	43.8
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	42.7	43.8
Domestic Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	443.4	383.3
Service cost	7.5	7.5	6.8
Interest cost	17.6	18.9	19.0
Plan amendment	(2.7)
Benefits paid and expenses	(21.6)	(16.6)
Actuarial (gain) loss	(34.4)	50.3
Benefit obligation at end of year	415.2	443.4	383.3
Change in plan assets:
Fair value of plan assets at beginning of year	274.2	236.4
Actual gain (loss) on plan assets	28.3	31.4
Employer contributions	16.0	18.4
Employer direct benefit payments	5.1	4.6
Benefits paid and expenses	(21.6)	(16.6)
Fair value of plan assets at end of year	302.0	274.2	236.4
Underfunded status reconciliation:
Underfunded status	(113.2)	(169.2)
Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued benefit liability included in current liabilities	20.9	5.1
Accrued benefit liability included in other long-term liabilities	92.3	164.1
Net amount recognized	113.2	169.2
Amounts recognized in accumulated other comprehensive income consist of:
Prior service income	0.2	0.6
Net gain (loss)	80.8	140.5
Net amount recognized	80.6	139.9
Additional information:
Accumulated benefit obligation	409.7	437.6
Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	4.97%	4.02%
Rate of compensation increase	4.50%	4.50%
Net periodic pension costs:
Service cost	7.5	7.5	6.8
Interest cost	17.6	18.9	19.0
Expected return on plan assets	(19.2)	(17.7)	(16.4)
Amortization of prior service costs	2.3	(3.0)	(3.2)
Recognized actuarial loss	16.2	9.8	7.4
Total net periodic pension costs	24.4	15.5	13.6
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	2.7		(1.1)
Net loss (gain)	(43.5)	36.7	27.3
Amortization or curtailment recognition of prior service credit	(2.3)	3.0	3.2
Amortization or settlement recognition of net loss	(16.2)	(9.8)	(7.4)
Total recognized in other comprehensive loss (income)	(59.3)	29.9	22.0
Total recognized in net periodic costs and other comprehensive loss (income) [Abstract]]
Total	(34.9)	45.4	35.6
Weighted-average assumptions used to determine net periodic cost for years ended:
Discount rate	4.02%	5.05%	5.55%
Rate of compensation increase	4.50%	4.50%	4.50%
Expected long-term rate of return on plan assets	7.35%	7.34%	7.44%
Measurement dates	2012-12-28	2011-12-30	2010-12-31
Other defined benefit plans disclosures (Textuals) [Abstract]
Cash contributions	16.0	18.4
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	100.00%
Estimated future benefit payments to be paid out in the next ten years [Abstract]
Year one	38.0
Year two	23.0
Year three	23.0
Year four	24.0
Year five	25.0
Next five fiscal years thereafter	130.0
Total	263.0
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	302.0	274.2	236.4
Domestic Pension Plans [Member] | Equity securities [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	45.00%
Domestic Pension Plans [Member] | Debt securities [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	55.00%
Foreign Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	485.9	447.9
Service cost	0.5	0.6	0.6
Interest cost	22.2	22.6	24.4
Employee contributions	0.4	0.4
Benefits paid and expenses	(15.4)	(14.9)
Exchange rate changes	13.2	20.8
Actuarial (gain) loss	49.8	8.5
Benefit obligation at end of year	556.6	485.9	447.9
Change in plan assets:
Fair value of plan assets at beginning of year	370.8	334.3
Actual gain (loss) on plan assets	22.2	25.6
Employer contributions	9.1	9.7
Employee contributions	0.4	0.4
Exchange rate changes	8.6	15.7
Benefits paid and expenses	(15.4)	(14.9)
Fair value of plan assets at end of year	395.7	370.8	334.3
Underfunded status reconciliation:
Underfunded status	(160.9)	(115.1)
Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued benefit liability included in other long-term liabilities	160.9	115.1
Net amount recognized	160.9	115.1
Amounts recognized in accumulated other comprehensive income consist of:
Net gain (loss)	96.1	41.6
Net amount recognized	96.1	41.6
Additional information:
Accumulated benefit obligation	545.1	470.7
Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	4.70%	4.80%
Rate of compensation increase	3.30%	2.80%
Net periodic pension costs:
Service cost	0.5	0.6	0.6
Interest cost	22.2	22.6	24.4
Expected return on plan assets	(23.2)	(22.2)	(22.9)
Total net periodic pension costs	(0.5)	1.0	2.1
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	50.9	5.1	48.6
Effect of exchange rate changes in amounts included in accumulated other comprehensive income	3.6	1.7	(1.9)
Total recognized in other comprehensive loss (income)	54.5	6.8	46.7
Total recognized in net periodic costs and other comprehensive loss (income) [Abstract]]
Total	54.0	7.8	48.8
Weighted-average assumptions used to determine net periodic cost for years ended:
Discount rate	4.80%	5.00%	5.70%
Rate of compensation increase	2.80%	3.00%	3.45%
Expected long-term rate of return on plan assets	7.00%	7.00%	6.96%
Measurement dates	2012-12-28	2011-12-30	2010-12-31
Other defined benefit plans disclosures (Textuals) [Abstract]
Cash contributions	9.1	9.7
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	100.00%
Estimated future benefit payments to be paid out in the next ten years [Abstract]
Year one	17.0
Year two	17.0
Year three	18.0
Year four	18.0
Year five	19.0
Next five fiscal years thereafter	103.0
Total	192.0
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	395.7	370.8	334.3
Foreign Pension Plans [Member] | Equity securities [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	30.00%
Foreign Pension Plans [Member] | Debt securities [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	36.00%
Foreign Pension Plans [Member] | Real estate [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	6.00%
Foreign Pension Plans [Member] | Hedge funds [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	25.00%
Foreign Pension Plans [Member] | Other [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	3.00%
Post-retirement Benefit Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	43.6
Benefit obligation at end of year	38.9	43.6
Change in plan assets:
Fair value of plan assets at beginning of year	3.1
Fair value of plan assets at end of year	3.5	3.1
Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	4.61%	3.48%
Net periodic pension costs:
Total net periodic pension costs	1.8	2.5	1.8
Weighted-average assumptions used to determine net periodic cost for years ended:
Discount rate	3.48%	4.69%	5.23%
Expected long-term rate of return on plan assets	7.50%	7.50%	7.50%
Assumed blended health care cost trend rates at year-end:
Health care cost trend rate assumed for next year	7.92%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.94%	4.94%
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	3.5	3.1
Post-retirement Benefit Plans [Member] | Minimum [Member]
Other defined benefit plans disclosures (Textuals) [Abstract]
Estimated future employer contributions in current fiscal year	3
Assumed blended health care cost trend rates at year-end:
Year that the rate reaches the ultimate trend rate	2020	2020
Post-retirement Benefit Plans [Member] | Maximum [Member]
Other defined benefit plans disclosures (Textuals) [Abstract]
Estimated future employer contributions in current fiscal year	$ 4
Assumed blended health care cost trend rates at year-end:
Year that the rate reaches the ultimate trend rate	2024	2024